SHARE-BASED COMPENSATION - Black-Scholes option pricing model (Details) - Stock Options	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.19%
Expected life (years)	2 years 11 months 4 days
Expected dividend yield	0.00%
Volatility	78.55%
Fair value of options at grant date	$ 0.51